Loans, allowance for loan losses and credit quality	6 Months Ended
Jun. 30, 2016
Loans, allowance for loan losses and credit quality
17 Loans, allowance for loan losses and credit quality
> Refer to “Note 19 – Loans, allowance for loan losses and credit quality” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2015 for further information on loans, allowance for loan losses, credit quality, value of collateral and impaired loans.
Loans
end of	2Q16	1Q16	4Q15
Loans (CHF million)
Mortgages	104,394	103,595	103,164
Loans collateralized by securities	36,385	35,068	37,946
Consumer finance	3,757	3,575	3,766
Consumer	144,536	142,238	144,876
Real estate	26,218	26,793	26,451
Commercial and industrial loans	81,240	77,627	77,767
Financial institutions	18,924	20,672	21,334
Governments and public institutions	3,928	4,040	3,578
Corporate & institutional	130,310	129,132	129,130
Gross loans	274,846	271,370	274,006
of which held at amortized cost	254,015	249,849	253,186
of which held at fair value	20,831	21,521	20,820
Net (unearned income)/deferred expenses	(148)	(160)	(145)
Allowance for loan losses	(863)	(962)	(866)
Net loans	273,835	270,248	272,995
Gross loans by location (CHF million)
Switzerland	158,323	157,319	155,771
Foreign	116,523	114,051	118,235
Gross loans	274,846	271,370	274,006
Impaired loan portfolio (CHF million)
Non-performing loans	1,426	1,046	983
Non-interest-earning loans	204	233	272
Non-performing and non-interest-earning loans	1,630	1,279	1,255
Restructured loans	257	288	282
Potential problem loans	417	645	436
Other impaired loans	674	933	718
Gross impaired loans	2,304	2,212	1,973
Allowance for loan losses by loan portfolio
	2Q16			1Q16			2Q15
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	197	765	962	216	650	866	245	522	767
Net movements recognized in statements of operations	7	(20)	(13)	0	126	126	16	20	36
Gross write-offs	(22)	(86)	(108)	(20)	(19)	(39)	(57)	(25)	(82)
Recoveries	2	9	11	3	20	23	4	2	6
Net write-offs	(20)	(77)	(97)	(17)	1	(16)	(53)	(23)	(76)
Provisions for interest	2	2	4	3	(1)	2	1	2	3
Foreign currency translation impact and other adjustments, net	1	6	7	(5)	(11)	(16)	(2)	(6)	(8)
Balance at end of period	187	676	863	197	765	962	207	515	722
of which individually evaluated for impairment	141	482	623	154	570	724	162	348	510
of which collectively evaluated for impairment	46	194	240	43	195	238	45	167	212
Gross loans held at amortized cost (CHF million)
Balance at end of period	144,514	109,501	254,015	142,217	107,632	249,849	143,711	107,531	251,242
of which individually evaluated for impairment [1]	650	1,654	2,304	658	1,554	2,212	650	920	1,570
of which collectively evaluated for impairment	143,864	107,847	251,711	141,559	106,078	247,637	143,061	106,611	249,672
1 Represents gross impaired loans both with and without a specific allowance.
Allowance for loan losses by loan portfolio (continued)
	6M16			6M15
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	216	650	866	251	507	758
Net movements recognized in statements of operations	7	106	113	31	36	67
Gross write-offs	(42)	(105)	(147)	(78)	(29)	(107)
Recoveries	5	29	34	6	9	15
Net write-offs	(37)	(76)	(113)	(72)	(20)	(92)
Provisions for interest	5	1	6	2	10	12
Foreign currency translation impact and other adjustments, net	(4)	(5)	(9)	(5)	(18)	(23)
Balance at end of period	187	676	863	207	515	722
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
in	2Q16			1Q16			2Q15
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	720	720	0	695	695	115	1,357	1,472
Reclassifications from loans held-for-sale [2]	0	47	47	0	78	78	0	35	35
Reclassifications to loans held-for-sale [3]	509	253	762	1,123	411	1,534	0	167	167
Sales [3]	0	30	30	0	0	0	0	134	134
in	6M16			6M15
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	1,415	1,415	231	2,348	2,579
Reclassifications from loans held-for-sale [2]	0	125	125	0	158	158
Reclassifications to loans held-for-sale [3]	1,632	664	2,296	0	373	373
Sales [3]	0	30	30	0	214	214
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q16 (CHF million)
Mortgages	91,986	12,171	237	104,394
Loans collateralized by securities	33,397	2,870	118	36,385
Consumer finance	1,317	2,203	215	3,735
Consumer	126,700	17,244	570	144,514
Real estate	19,683	5,802	88	25,573
Commercial and industrial loans	35,421	32,756	1,138	69,315
Financial institutions	10,974	2,486	136	13,596
Governments and public institutions	947	55	15	1,017
Corporate & institutional	67,025	41,099	1,377	109,501
Gross loans held at amortized cost	193,725	58,343	1,947	254,015
Value of collateral [1]	177,989	49,214	1,044	228,247
4Q15 (CHF million)
Mortgages	89,966	12,950	248	103,164
Loans collateralized by securities	36,129	1,679	138	37,946
Consumer finance	1,247	2,272	226	3,745
Consumer	127,342	16,901	612	144,855
Real estate	19,454	6,126	98	25,678
Commercial and industrial loans	32,995	32,365	859	66,219
Financial institutions	12,391	2,965	149	15,505
Governments and public institutions	824	105	0	929
Corporate & institutional	65,664	41,561	1,106	108,331
Gross loans held at amortized cost	193,006	58,462	1,718	253,186
Value of collateral [1]	178,649	48,422	1,063	228,134
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity, market transparency and appraisal cost.

Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q16 (CHF million)
Mortgages	103,969	160	23	9	233	425	104,394
Loans collateralized by securities	36,058	166	28	7	126	327	36,385
Consumer finance	3,168	302	39	37	189	567	3,735
Consumer	143,195	628	90	53	548	1,319	144,514
Real estate	25,424	76	6	0	67	149	25,573
Commercial and industrial loans	67,508	742	89	225	751	1,807	69,315
Financial institutions	13,331	126	13	0	126	265	13,596
Governments and public institutions	1,011	6	0	0	0	6	1,017
Corporate & institutional	107,274	950	108	225	944	2,227	109,501
Gross loans held at amortized cost	250,469	1,578	198	278	1,492	3,546	254,015
4Q15 (CHF million)
Mortgages	102,895	80	17	10	162	269	103,164
Loans collateralized by securities	37,589	214	7	1	135	357	37,946
Consumer finance	3,321	176	36	33	179	424	3,745
Consumer	143,805	470	60	44	476	1,050	144,855
Real estate	25,595	24	3	1	55	83	25,678
Commercial and industrial loans	65,129	507	109	69	405	1,090	66,219
Financial institutions	15,259	90	45	2	109	246	15,505
Governments and public institutions	928	1	0	0	0	1	929
Corporate & institutional	106,911	622	157	72	569	1,420	108,331
Gross loans held at amortized cost	250,716	1,092	217	116	1,045	2,470	253,186
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2Q16 (CHF million)
Mortgages	236	9	245	13	48	61	306	[1]
Loans collateralized by securities	122	5	127	0	0	0	127
Consumer finance	189	27	216	0	1	1	217
Consumer	547	41	588	13	49	62	650
Real estate	77	4	81	0	23	23	104
Commercial and industrial loans	719	109	828	244	302	546	1,374
Financial institutions	83	50	133	0	28	28	161
Governments and public institutions	0	0	0	0	15	15	15
Corporate & institutional	879	163	1,042	244	368	612	1,654
Gross impaired loans	1,426	204	1,630	257	417	674	2,304
4Q15 (CHF million)
Mortgages	197	17	214	18	49	67	281	[1]
Loans collateralized by securities	108	27	135	0	3	3	138
Consumer finance	204	23	227	0	1	1	228
Consumer	509	67	576	18	53	71	647
Real estate	53	19	72	0	29	29	101
Commercial and industrial loans	333	136	469	263	319	582	1,051
Financial institutions	88	50	138	1	35	36	174
Corporate & institutional	474	205	679	264	383	647	1,326
Gross impaired loans	983	272	1,255	282	436	718	1,973
1
As of the end of 2Q16 and 4Q15, CHF 72 million and CHF 68 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
end of	2Q16			4Q15
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	198	185	22	209	196	26
Loans collateralized by securities	124	116	8	117	112	15
Consumer finance	210	189	111	221	201	129
Consumer	532	490	141	547	509	170
Real estate	80	75	10	76	72	10
Commercial and industrial loans	978	958	406	815	796	387
Financial institutions	161	154	66	172	166	83
Corporate & institutional	1,219	1,187	482	1,063	1,034	480
Gross impaired loans with a specific allowance	1,751	1,677	623	1,610	1,543	650
Mortgages	108	108	–	72	71	–
Loans collateralized by securities	3	3	–	21	22	–
Consumer finance	7	7	–	7	7	–
Consumer	118	118	–	100	100	–
Real estate	24	24	–	25	25	–
Commercial and industrial loans	396	396	–	236	236	–
Financial institutions	0	0	–	2	2	–
Governments and public institutions	15	15	–	0	0	–
Corporate & institutional	435	435	–	263	263	–
Gross impaired loans without specific allowance	553	553	–	363	363	–
Gross impaired loans	2,304	2,230	623	1,973	1,906	650
of which consumer	650	608	141	647	609	170
of which corporate & institutional	1,654	1,622	482	1,326	1,297	480
Gross impaired loan detail (continued)
in	2Q16			1Q16			2Q15
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	185	1	1	197	0	0	177	1	1
Loans collateralized by securities	121	0	0	113	0	0	39	0	0
Consumer finance	203	0	0	216	0	0	225	1	1
Consumer	509	1	1	526	0	0	441	2	2
Real estate	66	0	0	76	0	0	65	0	0
Commercial and industrial loans	1,034	2	0	902	3	1	597	2	1
Financial institutions	164	1	0	168	0	0	147	0	0
Governments and public institutions	5	0	0	0	0	0	0	0	0
Corporate & institutional	1,269	3	0	1,146	3	1	809	2	1
Gross impaired loans with a specific allowance	1,778	4	1	1,672	3	1	1,250	4	3
Mortgages	102	1	0	76	1	0	64	1	0
Loans collateralized by securities	18	0	0	25	0	0	42	1	0
Consumer finance	23	0	0	7	0	0	7	0	0
Consumer	143	1	0	108	1	0	113	2	0
Real estate	47	0	0	29	0	0	13	0	0
Commercial and industrial loans	307	1	0	219	2	0	35	0	0
Financial institutions	0	0	0	3	0	0	1	0	0
Governments and public institutions	8	0	0	0	0	0	0	0	0
Corporate & institutional	362	1	0	251	2	0	49	0	0
Gross impaired loans without specific allowance	505	2	0	359	3	0	162	2	0
Gross impaired loans	2,283	6	1	2,031	6	1	1,412	6	3
of which consumer	652	2	1	634	1	0	554	4	2
of which corporate & institutional	1,631	4	0	1,397	5	1	858	2	1
Gross impaired loan detail (continued)
in	6M16			6M15
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	191	1	1	179	1	1
Loans collateralized by securities	118	0	0	49	0	0
Consumer finance	210	0	0	226	1	1
Consumer	519	1	1	454	2	2
Real estate	71	0	0	65	0	0
Commercial and industrial loans	976	5	1	573	3	2
Financial institutions	167	1	0	141	1	1
Governments and public institutions	2	0	0	0	0	0
Corporate & institutional	1,216	6	1	779	4	3
Gross impaired loans with a specific allowance	1,735	7	2	1,233	6	5
Mortgages	88	2	0	57	1	0
Loans collateralized by securities	22	0	0	32	1	0
Consumer finance	15	0	0	7	0	0
Consumer	125	2	0	96	2	0
Real estate	37	0	0	10	0	0
Commercial and industrial loans	267	3	0	24	0	0
Financial institutions	2	0	0	1	0	0
Governments and public institutions	4	0	0	0	0	0
Corporate & institutional	310	3	0	35	0	0
Gross impaired loans without specific allowance	435	5	0	131	2	0
Gross impaired loans	2,170	12	2	1,364	8	5
of which consumer	644	3	1	550	4	2
of which corporate & institutional	1,526	9	1	814	4	3
Restructured loans held at amortized cost
in	2Q16			1Q16			2Q15
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Commercial and industrial loans	3	44	44	5	15	15	2	21	21
Total	3	44	44	5	15	15	2	21	21
in	6M16			6M15
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Commercial and industrial loans	8	59	59	4	92	99
Total	8	59	59	4	92	99
In 2Q15 and 6M15, respectively, the Group reported the default of one loan within commercial and industrial loans with a recorded investment amount of CHF 65 million, which had been restructured within the previous 12 months. In 2Q16, 1Q16 and 6M16, the Group did not experience a default on any loan that had been restructured within the previous 12 months.
In 6M16, the loan modifications of the Group included extended repayment terms, including the suspension of annual contractual credit limit reductions, cash margin requirements on new trade finance transactions, waiver of covenants, release of corporate guarantees and waiver of interest.